Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities on date control was lost (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of YPF EE [Line Items]
Noncurrent assets	$ 1,595,656	$ 1,263,868	$ 785,601
Current assets	327,569	309,421	208,415
Total assets	1,923,225	1,573,289	994,016
Noncurrent liabilities	869,161	710,318	452,690
Current liabilities	370,669	314,872	178,969
Total liabilities	1,239,830	1,025,190	631,659
Total shareholders' equity	683,395	548,099	362,357	$ 152,533
Revenues	669,186	678,595	435,820
Costs	(626,212)	(575,608)	(359,570)
Gross profit	42,974	102,987	76,250
Operating profit	(58,397)	(21,012)	43,780
Income from equity interests in associates and joint ventures	13,270	7,968	4,839
Net financial results	(11,301)	6,034	41,525
Net profit before income tax	(56,428)	(7,010)	90,144
Income tax	(14,589)	(26,369)	(51,538)
Net profit	(71,017)	(33,379)	38,606
YPF EE [member]
Disclosure of YPF EE [Line Items]
Noncurrent assets	148,384	96,219	35,682
Current assets	30,659	26,622	12,596
Total assets	179,043	122,841	48,278
Noncurrent liabilities	70,190	57,799	13,348
Current liabilities	38,059	19,503	9,776
Total liabilities	108,249	77,302	23,124
Total shareholders' equity	70,794	45,539	25,154
Revenues	21,416	16,114	4,181
Costs	(10,013)	(7,706)	(1,655)
Gross profit	11,403	8,408	2,526
Operating profit	11,366	7,796	4,686
Income from equity interests in associates and joint ventures	356	778	673
Net financial results	(2,015)	(1,989)	280
Net profit before income tax	9,707	6,585	5,639
Income tax	(3,797)	(2,359)	(1,150)
Net profit	$ 5,910	$ 4,226	$ 4,489